Non-Controlling Interests	6 Months Ended
Dec. 31, 2024
Non-Controlling Interests [Abstract]
NON-CONTROLLING INTERESTS

NOTE 15 – NON-CONTROLLING INTERESTS

Non-controlling interests consisted of the following:

	December 31, 2024
	Yangzhou Bangshijie	Nanjing Bangshijie	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Deficit	$(2,995)	$(62,752)	$(65,747)
Accumulated other comprehensive income	194	3,360	3,554
Total non-controlling interests	$(2,801)	$(59,392)	$(62,193)

	June 30, 2024
	Yangzhou Bangshijie	Nanjing Bangshijie	Total

Deficit	$(2,995)	$(61,875)	$(64,870)
Accumulated other comprehensive income	170	2,849	3,019
Total non-controlling interests	$(2,825)	$(59,026)	$(61,851)

Yangzhou Bangshijie is a limited liability company incorporated on December 2, 2019, under the laws of China; Li Bang Kitchen Appliance holds a 90% equity interest. Nanjing Bangshijie is a limited liability company incorporated on November 25, 2019, under the laws of China; Li Bang Kitchen Appliance holds a 95% equity interest.

No capital contributions were received from non-controlling shareholders during the six months ended December 31, 2024 and 2023.